Management Report - Segment Results of Operations	6 Months Ended
Jun. 30, 2019
Segment Results of Operations [Abstract]
Disclosure of Segment Results of Operations [text block]

Segment results

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	2,942	2,486	593	182	6,203
Provision for credit losses	72	87	0	2	161
Noninterest expenses:
Compensation and benefits	890	973	228	723	2,813
General and administrative expenses	2,343	1,136	217	(606)	3,089
Impairment of goodwill and other intangible assets	491	545	0	0	1,035
Restructuring activities	36	(13)	27	0	50
Total noninterest expenses	3,759	2,640	471	117	6,987
Noncontrolling interests	18	(0)	33	(51)	0
Profit (loss) before tax	(907)	(241)	89	113	(946)

N/M - Not meaningful

	Three months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,578	2,542	561	(91)	6,590
Provision for credit losses	11	86	(1)	(2)	95
Noninterest expenses:
Compensation and benefits	1,054	1,003	194	800	3,050
General and administrative expenses	1,858	1,181	240	(727)	2,552
Impairment of goodwill and other intangible assets	0	0	0	0	0
Restructuring activities	160	11	7	5	182
Total noninterest expenses	3,071	2,194	441	77	5,784
Noncontrolling interests	21	0	26	(48)	0
Profit (loss) before tax	475	262	93	(119)	711

N/M - Not meaningful

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	6,270	4,999	1,118	166	12,554
Provision for credit losses	95	204	0	2	301
Noninterest expenses:
Compensation and benefits	1,852	1,946	427	1,453	5,679
General and administrative expenses	4,766	2,297	413	(1,316)	6,159
Impairment of goodwill and other intangible assets	491	545	0	0	1,035
Restructuring activities	43	(39)	29	0	33
Total noninterest expenses	7,151	4,749	869	137	12,906
Noncontrolling interests	19	(0)	64	(82)	0
Profit (loss) before tax	(995)	46	185	109	(654)

N/M - Not meaningful

	Six months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	7,424	5,182	1,106	(144)	13,567
Provision for credit losses	8	174	(0)	0	183
Noninterest expenses:
Compensation and benefits	2,114	1,982	389	1,566	6,052
General and administrative expenses	4,426	2,445	516	(1,379)	6,008
Impairment of goodwill and other intangible assets	0	0	0	0	0
Restructuring activities	174	(7)	9	5	181
Total noninterest expenses	6,714	4,421	914	192	12,241
Noncontrolling interests	24	0	26	(51)	0
Profit (loss) before tax	678	586	165	(286)	1,143

N/M - Not meaningful

Corporate & Investment Bank (CIB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %
Net revenues:
Global Transaction Banking	949	1,008	(59)	(6)	1,924	1,926	(2)	(0)
Equity Origination	75	108	(32)	(30)	118	183	(65)	(35)
Debt Origination	241	316	(75)	(24)	530	633	(102)	(16)
Advisory	91	153	(62)	(41)	212	241	(28)	(12)
Origination and Advisory	407	577	(170)	(30)	861	1,057	(195)	(18)
Sales & Trading (Equity)	369	540	(172)	(32)	837	1,111	(275)	(25)
Sales & Trading (FIC)	1,320	1,372	(52)	(4)	2,836	3,255	(419)	(13)
Sales & Trading	1,689	1,912	(224)	(12)	3,672	4,366	(694)	(16)
Other	(103)	81	(183)	N/M	(187)	75	(262)	N/M
Total net revenues	2,942	3,578	(636)	(18)	6,270	7,424	(1,153)	(16)
Provision for credit losses	72	11	61	N/M	95	8	87	N/M
Noninterest expenses:
Compensation and benefits	890	1,054	(164)	(16)	1,852	2,114	(263)	(12)
General and administrative expenses	2,343	1,858	485	26	4,766	4,426	340	8
Impairment of goodwill and other intangible assets	491	0	491	N/M	491	0	491	N/M
Restructuring activities	36	160	(124)	(78)	43	174	(131)	(75)
Total noninterest expenses	3,759	3,071	688	22	7,151	6,714	438	7
Noncontrolling interests	18	21	(3)	(16)	19	24	(5)	(22)
Profit (loss) before tax	(907)	475	(1,381)	N/M	(995)	678	(1,672)	N/M

Total Assets (in € bn, as of quarter-end)	1,077	1,077	(0)	(0)	1,077	1,077	(0)	(0)
Loans (gross of allowance for loan losses, in € bn, as of quarter-end)	143	128	15	12	143	128	15	12
Employees (full-time equivalent, as of quarter-end)	17,238	17,052	185	1	17,238	17,052	185	1

N/M - Not meaningful

Private & Commercial Bank (PCB)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %
Net revenues:
Private and Commercial Business (Germany)	1,670	1,635	36	2	3,377	3,471	(94)	(3)
Private and Commercial Business (International)[1]	366	376	(10)	(3)	725	750	(25)	(3)
Wealth Management (Global)	429	470	(41)	(9)	856	896	(40)	(4)
Exited businesses[2]	21	62	(41)	(67)	41	65	(24)	(37)
Total net revenues	2,486	2,542	(57)	(2)	4,999	5,182	(183)	(4)
Of which:
Net interest income	1,510	1,516	(6)	(0)	2,988	3,001	(13)	(0)
Commissions and fee income	775	793	(19)	(2)	1,595	1,661	(66)	(4)
Remaining income	201	233	(32)	(14)	416	520	(104)	(20)
Provision for credit losses	87	86	1	1	204	174	29	17
Noninterest expenses:
Compensation and benefits	973	1,003	(30)	(3)	1,946	1,982	(36)	(2)
General and administrative expenses	1,136	1,181	(46)	(4)	2,297	2,445	(149)	(6)
Impairment of goodwill and other intangible assets	545	0	545	N/M	545	0	545	N/M
Restructuring activities	(13)	11	(23)	N/M	(39)	(7)	(32)	N/M
Total noninterest expenses	2,640	2,194	446	20	4,749	4,421	328	7
Noncontrolling interests	(0)	0	(0)	N/M	(0)	0	(0)	N/M
Profit (loss) before tax	(241)	262	(503)	N/M	46	586	(540)	(92)

Total Assets (in € bn, as of quarter-end)	345	338	7	2	345	338	7	2
Loans (gross of allowance for loan losses, in € bn, as of quarter-end)	272	268	5	2	272	268	5	2
Assets under Management (in € bn, as of quarter-end)	505	503	2	0	505	503	2	0
Employees (full-time equivalent, as of quarter-end)	40,932	43,614	(2,682)	(6)	40,932	43,614	(2,682)	(6)

N/M - Not meaningful

[1]Covers operations in Belgium, India, Italy and Spain.

[2]Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.

Asset Management (AM)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %
Net revenues:
Management Fees	539	530	9	2	1,048	1,062	(14)	(1)
Performance and transaction fees	66	29	36	124	77	47	29	62
Other revenues	(11)	1	(12)	N/M	(7)	(3)	(3)	100
Total net revenues	593	561	33	6	1,118	1,106	13	1
Provision for credit losses	0	(1)	1	N/M	0	(0)	0	N/M
Total noninterest expenses:
Compensation and benefits	228	194	33	17	427	389	39	10
General and administrative expenses	217	240	(23)	(10)	413	516	(103)	(20)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	27	7	20	N/M	29	9	19	N/M
Total noninterest expenses	471	441	30	7	869	914	(45)	(5)
Noncontrolling interests	33	26	6	25	64	26	37	141
Profit (loss) before tax	89	93	(4)	(5)	185	165	20	12

Total Assets (in € bn, as of quarter-end)	10	10	(0)	(2)	10	10	(0)	(2)
Assets under Management (in € bn, as of quarter-end)	721	692	29	4	721	692	29	4
Employees (full-time equivalent, as of quarter-end)	3,998	4,027	(29)	(1)	3,998	4,027	(29)	(1)

N/M - Not meaningful

Corporate & Other (C&O)

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %	Jun 30, 2019	Jun 30, 2018	Absolute Change	Change in %
Net revenues	182	(91)	273	N/M	166	(144)	311	N/M
Provision for credit losses	2	(2)	4	N/M	2	0	2	N/M
Noninterest expenses:
Compensation and benefits	723	800	(77)	(10)	1,453	1,566	(113)	(7)
General and administrative expenses	(606)	(727)	121	(17)	(1,316)	(1,379)	63	(5)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	5	(5)	N/M	0	5	(5)	N/M
Total noninterest expenses	117	77	40	52	137	192	(54)	(28)
Noncontrolling interests	(51)	(48)	(3)	6	(82)	(51)	(32)	62
Profit (loss) before tax	113	(119)	232	N/M	109	(286)	395	N/M

N/M - Not meaningful